Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Communication Services Index ETF	Nov. 29, 2022
Fidelity MSCI Communication Services Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	13.84%
Past 5 years	12.69%
Since Inception	11.86%
Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.60%
Past 5 years	11.82%
Since Inception	11.07%
Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.37%
Past 5 years	9.76%
Since Inception	9.39%
MC024
Average Annual Return:
Past 1 year	13.93%
Past 5 years	12.81%
Since Inception	11.94%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013